Shareholders’ Equity (Details)												1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 01, 2026 shares	Mar. 24, 2026 USD ($) $ / shares shares	Mar. 01, 2026 shares	Jan. 12, 2026 USD ($) $ / shares shares	Jan. 05, 2026 USD ($) $ / shares shares	Aug. 04, 2025 USD ($) shares	Feb. 19, 2025 shares	Feb. 13, 2025 USD ($) $ / shares shares	Aug. 09, 2024 USD ($)	Oct. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Apr. 30, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2023 shares	Jun. 30, 2026 ₪ / shares	Jan. 03, 2026 shares
Shareholders’ Equity (Details) [Line Items]
Number of ordinary shares																	29,162,475		19,666,030
Ordinary shares		1,208,333		1,000,000
Warrants to purchase shares								1
Proceeds from exercise of warrants (in Dollars) | $																		$ 1,258,793
Aggregate gross proceeds (in Dollars) | $		$ 4,000,000		$ 2,000,000	$ 1,500,000				$ 12,799,999.75								$ 6,588,577	2,532,495
Ordinary shares, price per share (in Dollars per share) | ₪ / shares																			₪ 0.02		₪ 0.02
Share price (in Dollars per share) | $ / shares				$ 0.00001
Ordinary shares reserved for issuance																	5,610,156
Ordinary shares future awards																	1,429,488
Options granted																	514,933
Exercisable period																	5 years
Percentage of options vest																	6.25%
Exercise price of options (in Dollars per share) | $ / shares																	$ 1.275
Fair value of options granted (in Dollars) | $																	$ 284,728
Number of unvested options																	888,567
Weighted-average remaining contractual life																	3 years 11 months 19 days
Weighted-average remaining contractual life exercisable options																	2 years 3 months 18 days
Unrecognized compensation cost (in Dollars) | $																	$ 439,012
Weighted-average period																	2 years 10 months 24 days
Intrinsic value of options (in Dollars) | $																	$ 0
Fair value of warrants (in Dollars) | $																	$ 526,930	$ (1,253,042)
Remainning Two Year Vesting Period [Member]
Shareholders’ Equity (Details) [Line Items]
Percentage of options vest																	50.00%
Pre Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $								$ 3,100,000
Ordinary shares					850,000
Warrants to purchase shares		4,125,000		1,000,000	650,000
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.00001			$ 0.00001
Warrants exercised															605,452	605,452
Share price (in Dollars per share) | $ / shares		$ 0.74999		$ 0.99999	$ 0.99999
Warrants exercised					650,000
Series A Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Number of warrants exercised into shares													1,654,546
Exercised warrant shares																			0
Number of warrants outstanding													1,837,461				0		758,872			1,285,802
Series B Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants exercised															132,116	132,116
Warrants cashless exercise shares															601,367	601,367
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants exercised														359,020
Warrants cashless exercise shares	2,500,000						2,500,000							355,974
Ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Number of ordinary shares								2,518,182									1
Gross proceeds (in Dollars) | $											$ 7,800,000
Ordinary shares										1,136,364
Warrants to purchase shares				1,000,000	650,000
Warrant exercise price (in Dollars per share) | $ / shares																	$ 1.1
Warrants cashless exercise shares															131,249	131,249
Number of warrants exercised into shares													1,654,546
Proceeds from exercise of warrants (in Dollars) | $													$ 1,800,000
Share price (in Dollars per share) | $ / shares				$ 1	$ 1
Warrants exercised				1,000,000														1,144,357
Ordinary shares [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, price per share (in Dollars per share) | $ / shares								$ 300,000
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity (Details) [Line Items]
Options granted	631,020		1,779,693
Restricted Share Units Grant [Member]
Shareholders’ Equity (Details) [Line Items]
Fair value of warrants (in Dollars) | $																	$ 1,938,251
Unvested Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $																	$ 1,484,065
Maximum [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants cashless exercise shares																				2,876,957
Minimum [Member] | Series B Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrants cashless exercise shares																				8,217
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Number of ordinary shares											1,950,000
Gross proceeds (in Dollars) | $						$ 2,200,000			$ 50,000,000
Ordinary shares						1,700,001
Warrants to purchase shares						1
IPO [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate shares						300,000
IPO [Member] | Ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase ordinary shares																	514,933
PIPE [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate gross proceeds (in Dollars) | $										$ 5,100,000
Private Placement [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Number of warrants										3,500,000
Warrants to purchase shares										1
Warrant exercise price (in Dollars per share) | $ / shares										$ 5,100,000
Warrants exercised																				2,894,548
Private Placement [Member] | Series A Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Number of warrants										4,636,364
Exercised warrant shares												1,144,357
Number of warrants outstanding																	1,837,461
Private Placement [Member] | Series B Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Number of warrants										140,373
Warrants exercised																				8,257
Private Placement [Member] | Ordinary shares [Member]
Shareholders’ Equity (Details) [Line Items]
Exercised warrant shares												1,144,357
Series A Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Proceeds from exercise of warrants (in Dollars) | $												$ 1,200,000
Number of warrants outstanding																			1,837,461